Earnings Per Share ("EPS") (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income	$ 21.7	$ 41.4	$ 27.1	$ 154.6	$ 152.6
Basic weighted average shares outstanding	46,500	46,500	46,536
Dilutive effect of stock options and restricted share unit awards	200	0	2
Diluted weighted average shares outstanding	46,700	46,500	46,538
Basic	$ 0.47	$ 0.89	$ 0.58	$ 3.32	$ 3.28
Diluted	$ 0.46	$ 0.89	$ 0.58	$ 3.32	$ 3.28